Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	$ 16,640	$ 15,506	$ 28,372	$ 31,477
Restructuring and other non- recurring items	(5,636)		(5,636)	(5,002)
Including Restructuring and other non- recurring items	11,004	15,506	22,736	26,475
Clinical Research
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	16,140	14,939	26,239	33,616
Restructuring and other non- recurring items	(5,478)		(5,478)	(3,457)
Including Restructuring and other non- recurring items	10,662	14,939	20,761	30,159
Central Laboratory
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	500	567	2,133	(2,139)
Restructuring and other non- recurring items	(158)		(158)	(1,545)
Including Restructuring and other non- recurring items	$ 342	$ 567	$ 1,975	$ (3,684)